Stockholder's Equity and Stock-Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended			9 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended				1 Months Ended			12 Months Ended																12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013	Jan. 31, 2013 Stock Option Exchange [Member]	May 02, 2012 Stock Option Exchange [Member]	Dec. 31, 2012 Stock Option Exchange [Member]	Dec. 31, 2012 Vested Stock Options [Member]	Dec. 31, 2012 Option awards granted in prior years [Member]	Jan. 24, 2013 Stock Option [Member]	Jan. 24, 2013 Common Stock Class L [Member]	May 02, 2012 Common Stock Class L [Member]	Sep. 30, 2013 Common Stock Class L [Member]	Dec. 31, 2012 Common Stock Class L [Member]		Dec. 31, 2011 Common Stock Class L [Member]	Dec. 31, 2010 Common Stock Class L [Member]	May 02, 2012 Common Stock Class L [Member] Stock Option Exchange [Member]	Mar. 09, 2012 Common Stock Class L [Member] 2008 Equity Incentive Plan [Member]	Jan. 24, 2013 Common Stock Class A [Member]	Sep. 21, 2012 Common Stock Class A [Member]	May 02, 2012 Common Stock Class A [Member]	Dec. 31, 2012 Common Stock Class A [Member]		Dec. 31, 2011 Common Stock Class A [Member]	Dec. 31, 2010 Common Stock Class A [Member]	May 02, 2012 Common Stock Class A [Member] Stock Option Exchange [Member]	Dec. 31, 2012 Common Stock Class A [Member] 2008 Equity Incentive Plan [Member]	Mar. 09, 2012 Common Stock Class A [Member] 2008 Equity Incentive Plan [Member]	Dec. 31, 2012 Five Year Service Period Based Stock Option [Member]	Dec. 31, 2012 Five Year Service Period Based Stock Option [Member] Second Anniversary [Member]	Dec. 31, 2012 Five Year Service Period Based Stock Option [Member] Third Anniversary [Member]	Dec. 31, 2012 Five Year Service Period Based Stock Option [Member] Fourth Anniversary [Member]	Dec. 31, 2012 Five Year Service Period Based Stock Option [Member] Fifth Anniversary [Member]	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option [Member] Minimum [Member]	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option [Member] Maximum [Member]	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option [Member] First Or Second Anniversary [Member]	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option [Member] Annually Until Fully Vested [Member]	Dec. 31, 2012 Continuation Options [Member]	Dec. 31, 2011 Continuation Options [Member]	Dec. 31, 2010 Continuation Options [Member]	Dec. 31, 2012 Continuation Options [Member] Common Stock Class L [Member]	Dec. 31, 2011 Continuation Options [Member] Common Stock Class L [Member]	Dec. 31, 2010 Continuation Options [Member] Common Stock Class L [Member]	May 28, 2008 Continuation Options [Member] Common Stock Class L [Member]	Dec. 31, 2012 Continuation Options [Member] Common Stock Class A [Member]	Dec. 31, 2011 Continuation Options [Member] Common Stock Class A [Member]	Dec. 31, 2010 Continuation Options [Member] Common Stock Class A [Member]	May 28, 2008 Continuation Options [Member] Common Stock Class A [Member]	May 28, 2008 Pre-Merger Options [Member]
Shareholders Equity And Share Based Payments [Line Items]
Shares authorized for issuance																				150,000									800,000	1,500,000
Option expiration		10 years
Requisite service period																															5 years					3 years	4 years
Vesting percentage																																40.00%	20.00%	20.00%	20.00%			33.00%	33.00%
Stock options, exchanged																								711,389	[1]			711,389
Stock options exchange, acquired options													90,630		90,630	[1]							413,953	413,953	[1]
Continuation options, shares of Class A common stock acquired for every one share of Class L common stock							7.9												1									4.6																						4.6
Stock options, exercise price													$ 511.51		$ 511.51	[1]							$ 12.00	$ 12.00	[1]
Stock options, unrecognized compensation cost	$ 7,400,000	$ 12,200,000					$ 19,000,000
Stock options unrecognized compensation cost, period of recognition		2 years					2 years
Stock based compensation	9,500,000	17,600,000	1,200,000	2,400,000		5,000,000		13,400,000	3,500,000	700,000	5,000,000
Shares available for grant															27,923									896,523
Shares repurchased															9,076		0	246						41,454		0	1,123
Shares retired																						600,000
Number of classes of common stock		2
Liquidation preference															$ 405
Rate of return for stockholders														10.00%	10.00%
Income tax benefit related to share based compensation		7,100,000	500,000	900,000
Options outstanding															122,077									557,464		715,321																	4,581	23,191			20,924	105,925		26,777	472,709
Shares called by options															40,704									185,915																						26,777				122,303
Common stock conversion ratio, Class L common stock into Class A common stock					35.1955
Aggregate Intrinsic value of options exercisable															10,700,000									1,900,000																			3,100,000				400,000
Options outstanding and exercisable, fair value of options																																											$ 774.30				$ 22.00
Exercised options, aggregate intrinsic value																																								8,400,000	200,000	800,000
Exercised options, fair value of options																																											$ 511.51	$ 472.70	$ 404.37		$ 12.00	$ 17.77	$ 9.99
Aggregate Intrinsic value of options outstanding															32,100,000									5,600,000
Aggregate Intrinsic value of options vested and expect to vest															30,700,000									5,300,000
Fair value of options that vested			800,000	1,400,000											4,200,000									700,000
Cash received from exercise of stock options		2,100,000	100,000	300,000
Tax benefit realized from exercise of stock options		$ 3,400,000	$ 100,000	$ 300,000
Options to purchase shares, vested												31,628									144,461			1,065																			18,610				85,001

[1]	Represents option exchange consummated on May 2, 2012.